RELATED PARTY TRANSACTIONS - General administrative and professional fee (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	$ 0	$ 152,025
Series 20
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	0
Series 21
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	0
Series 22
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	0
Series 23
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	0
Series 24
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	0
Series 25
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	0
Series 26
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	0	14,497
Series 27
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	0
Series 28
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	0
Series 29
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	0	13,951
Series 30
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	0
Series 31
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	0
Series 32
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	0	14,483
Series 33
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	0	13,213
Series 34
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	0	13,771
Series 35
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	0
Series 36
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	0
Series 37
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	0
Series 38
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	0
Series 39
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	0
Series 40
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	0
Series 41
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	0	13,573
Series 42
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	0	13,362
Series 43
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	0	14,008
Series 44
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	0	13,363
Series 45
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	0	14,296
Series 46
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	$ 0	$ 13,508